Document and Entity Information	0 Months Ended
Oct. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2013
Registrant Name	AMERICAN MUTUAL FUND
Central Index Key	0000005506
Amendment Flag	false
Document Creation Date	Aug. 28, 2014
Document Effective Date	Aug. 29, 2014
Prospectus Date	Aug. 29, 2014
AMERICAN MUTUAL FUND® | Class A
Risk/Return:
Trading Symbol	AMRMX
AMERICAN MUTUAL FUND® | Class R-1
Risk/Return:
Trading Symbol	RMFAX
AMERICAN MUTUAL FUND® | Class R-2
Risk/Return:
Trading Symbol	RMFBX
AMERICAN MUTUAL FUND® | Class R-3
Risk/Return:
Trading Symbol	RMFCX
AMERICAN MUTUAL FUND® | Class R-4
Risk/Return:
Trading Symbol	RMFEX
AMERICAN MUTUAL FUND® | Class R-5
Risk/Return:
Trading Symbol	RMFFX
AMERICAN MUTUAL FUND® | Class B
Risk/Return:
Trading Symbol	AMFBX
AMERICAN MUTUAL FUND® | Class C
Risk/Return:
Trading Symbol	AMFCX
AMERICAN MUTUAL FUND® | Class F-1
Risk/Return:
Trading Symbol	AMFFX
AMERICAN MUTUAL FUND® | Class 529-A
Risk/Return:
Trading Symbol	CMLAX
AMERICAN MUTUAL FUND® | Class 529-B
Risk/Return:
Trading Symbol	CMLBX
AMERICAN MUTUAL FUND® | Class 529-C
Risk/Return:
Trading Symbol	CMLCX
AMERICAN MUTUAL FUND® | Class 529-E
Risk/Return:
Trading Symbol	CMLEX
AMERICAN MUTUAL FUND® | Class 529-F-1
Risk/Return:
Trading Symbol	CMLFX
AMERICAN MUTUAL FUND® | Class F-2
Risk/Return:
Trading Symbol	AMRFX
AMERICAN MUTUAL FUND® | Class R-6
Risk/Return:
Trading Symbol	RMFGX
AMERICAN MUTUAL FUND® | Class R-2E
Risk/Return:
Trading Symbol	RMEBX